Long-term Debt and Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Net Debt	$ 8,383	$ 8,903	$ 2,612
Shareholders’ Equity	17,468	19,981	11,590	$ 12,391
Debt and Shareholders' Equity, Net	$ 25,851	$ 28,884	$ 14,202
Net Debt to Capitalization	32.00%	31.00%	18.00%